Exhibit 99.1

World Omni Auto Receivables Trust 2020-A
Monthly Servicer Certificate
June 30, 2022

Dates Covered
Collections Period	06/01/22 - 06/30/22
Interest Accrual Period	06/15/22 - 07/14/22
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/22	277,381,424.84	18,072
Yield Supplement Overcollateralization Amount 05/31/22	6,636,984.66	0
Receivables Balance 05/31/22	284,018,409.50	18,072
Principal Payments	13,148,117.14	453
Defaulted Receivables	163,228.67	7
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/22	6,165,371.20	0
Pool Balance at 06/30/22	264,541,692.49	17,612

Pool Statistics	$ Amount	# of Accounts
Pool Factor	30.96%
Prepayment ABS Speed	1.27%
Aggregate Starting Principal Balance	874,456,597.95	31,561

Delinquent Receivables:
Past Due 31-60 days	2,550,038.66	123
Past Due 61-90 days	753,176.35	37
Past Due 91-120 days	65,213.59	3
Past Due 121+ days	0.00	0
Total	3,368,428.60	163

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.24%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.30%
Delinquency Trigger Occurred	NO

Recoveries	215,635.38
Aggregate Net Losses/(Gains) - June 2022	(52,406.71)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.22%
Prior Net Losses/(Gains) Ratio	0.29%
Second Prior Net Losses/(Gains) Ratio	-0.24%
Third Prior Net Losses/(Gains) Ratio	-0.02%
Four Month Average	-0.05%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.56%

Overcollateralization Target Amount	4,184,394.91
Actual Overcollateralization	4,184,394.91
Weighted Average Contract Rate	4.21%
Weighted Average Contract Rate, Yield Adjusted	5.91%
Weighted Average Remaining Term	36.27

Flow of Funds	$ Amount
Collections	14,357,036.51
Investment Earnings on Cash Accounts	2,108.29
Servicing Fee	(236,682.01)
Transfer to Collection Account	-
Available Funds	14,122,462.79

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	224,231.69
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	30,132.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,165.33
(7) Noteholders' Third Priority Principal Distributable Amount	8,655,337.44
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,184,394.91
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,011,201.42

Total Distributions of Available Funds	14,122,462.79

Servicing Fee	236,682.01
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	797,110,000.00
Original Class B	25,110,000.00
Original Class C	12,560,000.00

Total Class A, B, & C
Note Balance @ 06/15/22	273,197,029.93
Principal Paid	12,839,732.35
Note Balance @ 07/15/22	260,357,297.58

Class A-1
Note Balance @ 06/15/22	0.00
Principal Paid	0.00
Note Balance @ 07/15/22	0.00
Note Factor @ 07/15/22	0.0000000%

Class A-2a
Note Balance @ 06/15/22	0.00
Principal Paid	0.00
Note Balance @ 07/15/22	0.00
Note Factor @ 07/15/22	0.0000000%

Class A-2b
Note Balance @ 06/15/22	0.00
Principal Paid	0.00
Note Balance @ 07/15/22	0.00
Note Factor @ 07/15/22	0.0000000%

Class A-3
Note Balance @ 06/15/22	158,617,029.93
Principal Paid	12,839,732.35
Note Balance @ 07/15/22	145,777,297.58
Note Factor @ 07/15/22	53.1258373%

Class A-4
Note Balance @ 06/15/22	76,910,000.00
Principal Paid	0.00
Note Balance @ 07/15/22	76,910,000.00
Note Factor @ 07/15/22	100.0000000%

Class B
Note Balance @ 06/15/22	25,110,000.00
Principal Paid	0.00
Note Balance @ 07/15/22	25,110,000.00
Note Factor @ 07/15/22	100.0000000%

Class C
Note Balance @ 06/15/22	12,560,000.00
Principal Paid	0.00
Note Balance @ 07/15/22	12,560,000.00
Note Factor @ 07/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	271,529.02
Total Principal Paid	12,839,732.35
Total Paid	13,111,261.37

Class A-1
Coupon	1.04922%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.02000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.29000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.10000%
Interest Paid	145,398.94
Principal Paid	12,839,732.35
Total Paid to A-3 Holders	12,985,131.29

Class A-4
Coupon	1.23000%
Interest Paid	78,832.75
Principal Paid	0.00
Total Paid to A-4 Holders	78,832.75

Class B
Coupon	1.44000%
Interest Paid	30,132.00
Principal Paid	0.00
Total Paid to B Holders	30,132.00

Class C
Coupon	1.64000%
Interest Paid	17,165.33
Principal Paid	0.00
Total Paid to C Holders	17,165.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3252702
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.3809774
Total Distribution Amount	15.7062476

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5298795
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	46.7920275
Total A-3 Distribution Amount	47.3219070

A-4 Interest Distribution Amount	1.0250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.0250000

B Interest Distribution Amount	1.2000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2000000

C Interest Distribution Amount	1.3666664
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.3666664

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	674.11
Noteholders' Principal Distributable Amount	325.89

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/22	2,092,197.46
Investment Earnings	1,789.70
Investment Earnings Paid	(1,789.70)
Deposit/(Withdrawal)	-
Balance as of 07/15/22	2,092,197.46
Change	-

Required Reserve Amount	2,092,197.46

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$856,388.88	$1,040,805.11	$785,866.51
Number of Extensions	39	51	38
Ratio of extensions to Beginning of Period Receivables Balance	0.30%	0.35%	0.25%